SCHEDULE OF SEGMENT REPORTING PROFIT AND LOSS (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues									$ 263,445
Operating loss	$ (469,759)			$ (1,978,992)			$ (1,081,070)	$ (2,590,879)	(2,886,476)
Unallocated costs	(1,080,036)			(877,932)			(2,223,999)	(2,850,017)	(4,691,300)
Total operating loss	(1,549,795)			(2,856,924)			(3,315,069)	(5,440,896)	(7,577,776)		$ (5,819,642)
Financing income, net	41,215			(10,579)			117,335	(43,666)	46,511		39,801
Other income									984,940
Changes in fair value of an investment in an associate measured under the fair value option	(970,505)			(189,683)			(856,836)	(87,576)	(713,593)
Net loss	(2,313,707)	$ (800,142)	$ (822,358)	(3,036,028)	$ (714,935)	$ (1,721,549)	(3,936,207)	(5,472,512)	(7,259,918)	[1]	$ (5,779,841)	[1]
Pathogen Prevention [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									263,445
Operating loss	(355,811)			(303,487)			(830,372)	(915,374)	(1,098,383)
Global Warming Solutions [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues
Operating loss	$ (113,948)			$ (1,675,505)			$ (250,698)	$ (1,675,505)	$ (1,788,093)

[1]	Adjusted to reflect